FAIR VALUE MEASUREMENTS - Unobservable inputs for Exchange Note (Details) - Exchange Note	Jun. 30, 2024 $ / shares Y	Jun. 24, 2024 Y $ / shares	Dec. 31, 2023 $ / shares Y	Nov. 21, 2023 $ / shares Y
Risk free rate
Fair Value Measurements
Measurement input of notes payable	0.0498	0.0498
Risk free rate | Digital Health Acquisition Corp.
Fair Value Measurements
Measurement input of notes payable			0.0521	0.0548
Expected term (years)
Fair Value Measurements
Measurement input of notes payable | Y	1.30	1.32
Expected term (years) | Digital Health Acquisition Corp.
Fair Value Measurements
Measurement input of notes payable | Y			0.71	0.61
Implied volatility
Fair Value Measurements
Measurement input of notes payable	1.1000	1.1020
Implied volatility | Digital Health Acquisition Corp.
Fair Value Measurements
Measurement input of notes payable			0.95	0.96
Stock price
Fair Value Measurements
Measurement input of notes payable | $ / shares	8.75	12.11
Stock price | Digital Health Acquisition Corp.
Fair Value Measurements
Measurement input of notes payable | $ / shares			2.00	2.00
Debt discount rate
Fair Value Measurements
Measurement input of notes payable	0.4926	0.4879
Debt discount rate | Digital Health Acquisition Corp.
Fair Value Measurements
Measurement input of notes payable			0.4754	0.4917
Probability of completing a business combination by March 31, 2023 | Digital Health Acquisition Corp.
Fair Value Measurements
Measurement input of notes payable			0.80	0.80